Activity in Accident and Health Claim Reserves (Parenthetical) (Detail) - Accident and health - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability for Unpaid Claims and Claims Adjustment Expense, Period Increase (Decrease) [Abstract]
Reinsurance recoverable period adjustment	$ 340,048	$ 283,252	$ 259,829
Reinsurance recoverable period adjustment	$ 396,850	$ 340,048	$ 283,252